Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Cash and cash equivalents	5,425	59,045